Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information
33. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or "CODM") in assessing performance and in determining the allocation of resources.
The CODM considers the business from both a geographic and product perspective and assesses the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include earnings (loss) from mine operations, expenditures on exploration, income tax expense (recovery), property, plant and equipment and total debt. During the year ended December 31, 2025, Eldorado had four reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine. The Turkiye reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkiye. The Canada reporting segment includes Lamaque and exploration activities in Canada. The Greece reporting segment includes the Olympias mine, the Skouries and Perama Hill projects and exploration activities in Greece. The Greece segment also includes the Stratoni mine and mill, which transitioned to care and maintenance during 2022. Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the reporting segments share similar economic characteristics and have been aggregated accordingly.

As at and for the year ended December 31, 2025	Turkiye	Canada	Greece	Other	Total

Earnings and loss information
Revenue	$870,738	$658,220	$289,898	$—	$1,818,856
Production costs	339,178	150,828	187,590	—	677,596
Depreciation and amortization	122,778	81,464	54,346	—	258,588
Earnings from mine operations	$408,782	$425,928	$47,962	$—	$882,672

Other significant items of income and expense
Write-down of assets	$6,765	$1,479	$4,493	$—	$12,737
Exploration and evaluation expenses	13,253	13,617	3,536	4,601	35,007
Mine standby costs	—	5,248	18,378	—	23,626
Income tax expense (recovery)	154,016	29,644	(139,169)	(22,423)	22,068

Capital expenditure information
Additions to property, plant and equipment during the year (*)	$176,440	$160,209	$634,914	$7,371	$978,934
Capitalized interest	—	—	50,596	—	50,596

Information about assets and liabilities
Property, plant and equipment	$897,159	$837,068	$3,137,678	$13,659	$4,885,564
Goodwill	—	92,591	—	—	92,591
	$897,159	$929,659	$3,137,678	$13,659	$4,978,155

Debt	$—	$—	$790,909	$484,143	$1,275,052
* Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.
33. Segment information (continued)

As at and for the year ended December 31, 2024	Turkiye	Canada	Greece	Other	Total

Earnings and loss information
Revenue	$623,389	$473,037	$226,155	$—	$1,322,581
Production costs	262,573	140,288	161,297	—	564,158
Depreciation and amortization	125,581	71,799	54,070	—	251,450
Earnings from mine operations	$235,235	$260,950	$10,788	$—	$506,973

Other significant items of income and expense
Write-down of assets	$3,938	$1,857	$340	$—	$6,135
Exploration and evaluation expenses	9,637	10,062	495	3,594	23,788
Mine standby costs	—	1,583	9,686	—	11,269
Income tax expense	44,224	82,300	7,626	608	134,758

Capital expenditure information
Additions to property, plant and equipment during the year[1]	$141,444	$104,616	$362,457	$11,748	$620,265
Capitalized interest	—	—	33,839	—	33,839

Information about assets and liabilities
Property, plant and equipment	$839,030	$754,566	$2,511,051	$14,135	$4,118,782
Goodwill	—	92,591	—	—	92,591
	$839,030	$847,157	$2,511,051	$14,135	$4,211,373

Debt	$—	$—	$424,422	$491,003	$915,425

[1] Presented on an accrual basis; excludes asset retirement adjustments. Excludes capital expenditure from discontinued operations.

For the year ended December 31, 2025, revenue from one customer that is the ultimate beneficiary of the Company’s Turkiye segment represents approximately $438.5 million (2024 – $419.6 million) of the Company’s total revenue. For the Company's Canadian segment, one customer accounted for revenue of $646.0 million (2024 – $468.2 million) of the Company’s total revenue.